As filed with the Securities and Exchange Commission on January 28, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Century Fund
------------------------------------
NUMBER OF SHARES                               MARKET VALUE+     NUMBER OF SHARES                                   MARKET VALUE+
                                              ($000's OMITTED)                                                   ($000's OMITTED)
COMMON STOCKS (99.2%)                                            FOOD PRODUCTS (2.9%)
                                                                         8,500 Archer-Daniels-Midland                        180
ADVERTISING (1.7%)                                                       2,900 Wm. Wrigley Jr.                               200
        4,200 Lamar Advertising                          165*                                                         ----------
          700 Omnicom Group                               57                                                                 380
                                                  ----------
                                                         222     HARDWARE (3.7%)
                                                                         6,900 Dell Inc.                                     279*
AEROSPACE (2.7%)                                                         2,300 IBM                                           217
        2,400 Boeing Co.                                 129                                                          ----------
        5,700 Rockwell Collins                           227                                                                 496
                                                  ----------
                                                         356     HEALTH CARE (3.5%)
                                                                         1,500 Aetna Inc.                                    178
BIOTECHNOLOGY (5.2%)                                                     3,200 Charles River Laboratories
        2,300 Amgen Inc.                                 138*                   International                                149*
        1,800 Biogen Idec                                106*            4,900 Teva Pharmaceutical Industries
        5,000 Celgene Corp.                              137*                     ADR                                         134
        2,000 Genentech, Inc.                             96*                                                         ----------
        1,800 Genzyme Corp.                              101*                                                                461
        3,300 Gilead Sciences                            114*
                                                  ----------     HEALTH PRODUCTS & SERVICES  (4.0%)
                                                         692             3,700 Medtronic, Inc.                               178
                                                                         1,700 UnitedHealth Group                            141
BUSINESS SERVICES - IT BUSINESS                                          2,550 Zimmer Holdings                               208*
SERVICES (1.5%)                                                                                                           ---------
        2,400 Automatic Data Processing                  109                                                                 527
        2,300 First Data                                  95
                                                  ----------     INDUSTRIAL GASES (1.6%)
                                                         204              3,700 Air Products & Chemicals                     212

CHEMICALS (1.3%)                                                 INSTRUMENTS (0.9%)
        5,000 Ecolab Inc.                                175             3,800 Thermo Electron                               115*

                                                                 INSURANCE (2.1%)
COMMUNICATIONS (1.2%)                                                    4,500 American International Group                  285
        8,100 Motorola, Inc.                             156
                                                                 INTERNET (5.4%)
COMMUNICATIONS EQUIPMENT (2.3%)                                          1,900 eBay Inc.                                     214*
       16,025 Cisco Systems                              300*            2,300 Symantec Corp.                                147*
                                                                         9,500 Yahoo! Inc.                                   357*
COMPUTER RELATED (0.8%)                                                                                               ----------
        3,500 Network Appliance                          105*                                                                718

COMPUTERS & SYSTEMS (0.5%)                                       LEISURE (2.1%)
        5,400 EMC Corp.                                   72*            2,200 Marriott International                        125
                                                                         3,150 Royal Caribbean Cruises                       157
CONSUMER STAPLES (1.9%)                                                                                               ----------
        4,700 Procter & Gamble                           251                                                                 282

DIVERSIFIED (1.6%)                                               MACHINERY & EQUIPMENT (2.6%)
       10,100 Technology Select Sector SPDR                              4,000 Danaher Corp.                                 227
                Fund                                     212ss.          1,600 Deere & Co.                                   115
                                                                                                                      ----------
FINANCIAL SERVICES (3.3%)                                                                                                    342
        2,800 American Express                           156
        1,300 Goldman Sachs                              137     MANUFACTURING (5.3%)
        2,150 Legg Mason                                 146             9,600 General Electric                              339
                                                  ----------             2,400 Illinois Tool Works                           226
                                                         439             4,200 Tyco International                            143
                                                                                                                      ----------
See Notes to Schedule of Investments                                                                                         708

SCHEDULE OF INVESTMENTS Century Fund cont'd
-------------------------------------------
NUMBER OF SHARES                         MARKET VALUE+           NUMBER OF SHARES                                MARKET VALUE+
                                      ($000's OMITTED)                                                           ($000's OMITTED)

                                                                 TOTAL COMMON STOCKS
                                                                 (COST $11,566)                                        13,168
                                                                                                                     --------
OIL SERVICES (1.6%)
        3,300 Schlumberger Ltd.                          217
                                                                 PRINCIPAL AMOUNT
PHARMACEUTICAL (6.3%)
        9,354 Johnson & Johnson                          564
        9,925 Pfizer Inc.                                276     SHORT-TERM INVESTMENTS (1.7%)
                                                  ----------
                                                         840       $233,200 N&B Securities Lending Quality
                                                                             Fund, LLC                                    233++
PUBLISHING & BROADCASTING (1.1%)                                          1 Neuberger Berman Institutional
        1,600 McGraw-Hill Cos.                           141                 Cash Fund Trust Class                          0@
                                                                                                                     --------
RESTAURANTS (1.1%)                                                TOTAL SHORT-TERM INVESTMENTS
        3,200 Yum! Brands                                145      (COST $233)                                             233#
                                                                                                                     --------

RETAIL (12.1%)                                                    TOTAL INVESTMENTS (100.9%)
        1,900 Fortune Brands                             149      (COST $11,799)                                       13,401##
        5,400 Home Depot                                 226      Liabilities, less cash, receivables
        2,300 Lowe's Cos.                                127         and other assets [(0.9%)]                           (124)
        5,100 PETsMART, Inc.                             175      TOTAL NET ASSETS (100.0%)                           $13,277
        6,500 Staples, Inc.                              207                                                         --------
        3,300 Target Corp.                               169
        3,600 Wal-Mart Stores                            188
        6,400 Walgreen Co.                               244
        1,400 Whole Foods Market                         127
                                                  ----------
                                                       1,612

SEMICONDUCTORS (4.6%)
        4,300 Altera Corp.                                98*
        3,400 Applied Materials                           57*
       10,000 Intel Corp.                                223
          800 KLA-Tencor                                  36*
        1,000 Linear Technology                           38
        1,000 Maxim Integrated Products                   41
        4,800 Texas Instruments                          116
                                                  ----------
                                                         609

SOFTWARE (6.4%)
     2,650 Mercury Interactive                           121*
     22,900 Microsoft Corp.                              614
     8,900 Oracle Corp.                                  112*
                                                  ----------
                                                         847

TECHNOLOGY (1.9%)
     9,100 Corning Inc.                                  115
     2,750 Zebra Technologies                            138*
                                                  ----------
                                                         253

TELECOMMUNICATIONS (4.0%)
     7,800 Nextel Partners                               141*
     5,000 QUALCOMM Inc.                                 208
     6,500 Western Wireless                              176*
                                                  ----------
                                                         525

TRANSPORTATION (2.0%)
     3,200 United Parcel Service                         269


                                                                                   NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------

NUMBER OF SHARES                               MARKET VALUE+     NUMBER OF SHARES                                   MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000's OMITTED)
COMMON STOCKS (91.0%)                                                   58,920 CUNO Inc.                                   3,861*
                                                                                                                      ----------
AUTO/TRUCK REPLACEMENT PARTS (1.3%)                                                                                        7,054
      209,300 American Axle & Manufacturing                                                                           ----------
                Holdings                               6,103     FINANCIAL SERVICES (6.1%)
                                                                        40,200 FactSet Research Systems                    2,077
BANKING & FINANCIAL (1.7%)                                              97,300 Financial Federal                           3,742*
      158,430 Boston Private Financial                                  72,300 Greater Bay Bancorp                         2,100ss.
                Holdings                               4,292ss.        310,900 HCC Insurance Holdings                     10,303
       61,800 Wintrust Financial                       3,698ss.        118,600 ITLA Capital                                6,479*
                                                  ----------           130,600 W.P. Stewart & Co.                          2,984ss.
                                                       7,990                                                          ----------
                                                                                                                          27,685
BASIC MATERIALS (0.5%)
      105,400 AMCOL International                      2,129     HEALTH CARE (3.0%)
                                                                       233,400 Apria Healthcare Group                      7,158*
BIOTECHNOLOGY (0.8%)                                                   141,000 Charles River Laboratories
      104,200 Techne Corp.                             3,871*                    International                             6,592*
                                                                                                                      ----------
BUSINESS SERVICES (4.7%)                                                                                                  13,750
      252,300 G & K Services                          10,365
      113,120 Ritchie Bros. Auctioneers                3,382     HEALTH PRODUCTS & SERVICES (8.8%)
      169,590 Rollins, Inc.                            4,163           710,800 Hooper Holmes                               3,732ss.
      134,300 Watson Wyatt & Co.                       3,581            84,700 ICU Medical                                 2,113*ss.
                                                  ----------           392,100 K-V Pharmaceutical                          7,371*ss.
                                                      21,491           140,100 Landauer, Inc.                              6,498
                                                                       311,000 Priority Healthcare                         6,500*ss.
COMMERCIAL SERVICES (3.8%)                                             248,700 STERIS Corp.                                5,690*
      169,300 Modine Manufacturing                     5,443*          254,700 Young Innovations                           8,135
      383,000 OM Group                                11,773*                                                         ----------
                                                  ----------                                                              40,039
                                                      17,216
                                                                 HEAVY INDUSTRY (1.2%)
CONSUMER PRODUCTS & SERVICES (8.4%)                                    143,800 Chicago Bridge & Iron                       5,565
      240,800 Blyth, Inc.                              7,058
      224,900 Central Parking                          3,414ss.  INSURANCE (4.7%)
      215,400 Plantronics, Inc.                        8,872           542,900 Assured Guaranty                           10,000
      215,500 Snap-on                                  6,812           191,000 Direct General                              5,444
      299,500 Spartech Corp.                           8,371ss.         73,600 Hilb, Rogal and Hamilton                    2,553ss.
      124,331 Tootsie Roll Industries                  3,861            86,100 RLI Corp.                                   3,586
                                                  ----------                                                          ----------
                                                      38,388                                                              21,583

DISTRIBUTOR (4.9%)                                               INTERNET (0.5%)
       76,800 D & K Healthcare Resources                 558            65,500 j2 Global Communications                    2,283*ss.
      318,700 MSC Industrial Direct                   11,352
      158,400 ScanSource, Inc.                        10,248*    MACHINERY & EQUIPMENT (5.9%)
                                                  ----------           124,500 Bucyrus International                       4,918
                                                      22,158           229,200 IDEX Corp.                                  9,168
                                                                       126,600 Lindsay Manufacturing                       3,562ss.
ELECTRICAL & ELECTRONICS (0.7%)                                        141,400 Regal-Beloit                                3,989
       80,900 Daktronics, Inc.                         2,097*          211,100 Robbins & Myers                             5,096
      122,800 LoJack Corp.                             1,292*                                                         ----------
                                                  ----------                                                              26,733
                                                       3,389     OIL & GAS (3.9%)
                                                                        75,200 CARBO Ceramics                              5,843
ENTERTAINMENT (2.3%)                                                   112,600 FMC Technologies                            3,699*
     213,500 International Speedway                   10,438           155,300 Offshore Logistics                          5,886*
                                                                        60,300 Universal Compression Holdings              2,249*
FILTERS (1.5%)                                                                                                        ----------
       60,800 CLARCOR Inc.                             3,193

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------
NUMBER OF SHARES                               MARKET VALUE+     PRINCIPAL AMOUNT                                  MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000'SOMITTED)
                                                      17,677     TOTAL INVESTMENTS (109.2%)
                                                                 (COST $384,707)                                         498,617##
PUBLISHING & BROADCASTING (11.8%)                                Liabilities, less cash, receivables
       53,027 Courier Corp.                            2,682          and other assets [(9.2%)]                          (41,876)
      464,400 Emmis Communications                     8,587*ss.                                                      ----------
      386,900 Journal Communications                   6,786     TOTAL NET ASSETS (100.0%)                              $456,741
      410,500 Journal Register                         7,762*                                                         ----------
      121,400 Lee Enterprises                          5,788
       49,600 McClatchy Co.                            3,477
      151,700 Meredith Corp.                           7,998
      168,600 Pulitzer Inc.                           10,725
                                                  ----------
                                                      53,805

REAL ESTATE (1.3%)
       48,400 Beazer Homes USA                         6,002ss.

RESTAURANTS (2.7%)
      199,000 Ruby Tuesday                             5,483
      365,700 Steak n Shake                            6,809*
                                                  ----------
                                                      12,292

RETAIL (1.8%)
       112,300 Christopher & Banks                     2,216ss.
       138,300 Regis Corp.                             6,175
                                                  ----------
                                                       8,391

SEMICONDUCTORS (0.5%)
       66,700 Cabot Microelectronics                   2,465*ss.

TECHNOLOGY (0.8%)
      265,790 Methode Electronics                      3,508

TRANSPORTATION (4.8%)
      219,195 Heartland Express                        4,814ss.
      241,600 Landstar System                         17,035*ss.
                                                  ----------
                                                      21,849

WASTE MANAGEMENT (2.6%)
      165,300 Stericycle, Inc.                         6,908*
      139,600 Waste Connections                        4,755*
                                                  ----------
                                                      11,663

TOTAL COMMON STOCKS
(COST $301,606)                                      415,517
                                                  ----------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (18.2%)
  $43,091,000 N&B Securities Lending Quality
                Fund, LLC                             43,091++
   40,009,630 Neuberger Berman Institutional
                Cash Fund Trust Class                 40,009@
                                                  ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $83,100)                                       83,100#
                                                  ----------

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------

NUMBER OF SHARES                               MARKET VALUE+            NUMBER OF SHARES                            MARKET VALUE+
                                              ($000'S OMITTED)                                                     $000'S OMITTED)
COMMON STOCKS (98.5%)                                                    TOTAL INVESTMENTS (103.7%)
                                                                         (COST $1,051,469)                               1,676,614##
AUTOS & HOUSING (4.5%)                                                   Liabilities, less cash, receivables
      746,500 Autoliv, Inc.                           34,891                and other assets [(3.7%)]                      (59,151)
      360,000 Centex Corp.                            18,889                                                            -----------
      405,000 Lennar Corp.                            18,197             TOTAL NET ASSETS (100.0%)                      $1,617,463
                                                  ----------                                                            -----------
                                                      71,977


CONSUMER GOODS & SERVICES (3.0%)
    1,394,100 Vertrue Inc.                            48,375*ss.^

FINANCIAL SERVICES (53.5%)
    2,208,000 Bank of America                        102,164
    3,728,000 Capital One Financial                  292,946ss.
    3,876,000 Citigroup Inc.                         173,451
      905,000 Fannie Mae                              62,174
    2,525,000 J.P. Morgan Chase                       95,066
    1,690,000 Merrill Lynch                           94,150
      313,000 Morgan Stanley                          15,885
    1,885,000 Providian Financial                     30,254*ss.
                                                  ----------
                                                     866,090

RETAIL (5.8%)
      272,500 Neiman Marcus Group Class B             16,636
    1,800,000 Select Comfort                          35,082*ss.
    1,812,800 TJX Cos.                                42,674ss.
                                                  ----------
                                                      94,392
TECHNOLOGY (31.7%)
    1,400,000 Advanced Micro Devices                  29,792*ss.
    2,300,000 Amdocs Ltd.                             59,455*
    1,050,000 Computer Associates                     32,056ss.
    4,053,000 Flextronics International               58,161*ss.
    4,832,700 International Rectifier                204,617*^
    1,965,000 Jabil Circuit                           49,243*
    3,800,000 Nokia Corp. ADR                         61,446ss.
    1,101,000 Taiwan Semiconductor
                Manufacturing ADR                      8,775
      200,000 Tech Data                                9,078*ss.
                                                  ----------
                                                     512,623

TOTAL COMMON STOCKS
(COST $968,312)                                    1,593,457
                                                  ----------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (5.2%)

  $56,391,499 N&B Securities Lending Quality
                Fund, LLC                             56,391++
   26,765,899 Neuberger Berman Institutional
                Cash Fund Trust Class                 26,766@
                                                  ----------

TOTAL SHORT-TERM INVESTMENTS
(COST $83,157)                                        83,157#
                                                  ----------

See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)


SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------
NUMBER OF SHARES                              MARKET VALUE+      NUMBER OF SHARES                                   MARKET VALUE+
                                           ($000's OMITTED)                                                      ($000's OMITTED)
COMMON STOCKS (94.3%)                                                  579,800 CACI International                        36,023*
                                                                     2,715,275 Engineered Support Systems               149,340ss.^
AEROSPACE (0.1%)                                                     2,735,700 ManTech International                     65,493*ss.^
      248,750 Ducommun Inc.                            6,306*        1,219,800 MTC Technologies                          37,497*^
                                                                     3,689,800 United Defense Industries                167,148*^
AGRICULTURE (0.4%)                                                                                                   ----------
    1,976,800 UAP Holding                             32,321*                                                           626,889

AUTOMOTIVE (0.3%)                                                DIAGNOSTIC EQUIPMENT (1.8%)
      838,700 Gentex Corp.                            27,107ss.      1,292,300 Biosite Inc.                              71,968*ss.^
                                                                     2,599,100 Cytyc Corp.                               69,760*ss.
BANKING & FINANCIAL (8.0%)                                                                                           ----------
      280,100 Alabama National                        17,711                                                            141,728
    1,898,400 Bank of Hawaii                          92,167ss.
      622,700 Bank of the Ozarks                      22,199     FILTERS (2.6%)
      664,994 BOK Financial                           32,452*        1,411,500 CLARCOR Inc.                              74,132^
      575,900 Central Pacific Financial               19,252           672,000 CUNO Inc.                                 44,036*
    1,254,200 Colonial BancGroup                      26,627         2,730,700 Donaldson Co.                             84,652ss.
    1,640,900 Cullen/Frost Bankers                    78,615                                                         ----------
      966,800 Dime Community Bancshares               17,741                                                            202,820
    3,177,400 East West Bancorp                      131,767ss.^
      173,200 First Community Bancorp                  7,278     FINANCIAL SERVICES (0.2%)
    1,638,750 First Niagara Financial                                  562,400 Jackson Hewitt Tax Service                12,142
                Group                                 23,664
      787,550 OceanFirst Financial                    19,972^    FINANCIAL TECHNOLOGY (1.5%)
      828,370 Prosperity Bancshares                   23,493ss.      3,400,437 Fair Isaac                               112,826ss.
    1,247,962 Sterling Bancshares                     18,195            36,600 Nelnet, Inc.                                 888*
    1,038,552 Texas Regional Bancshares               36,931ss.                                                      ----------
      989,000 Westamerica Bancorp                     57,520                                                            113,714
                                                  ----------     FOOD & BEVERAGE (0.9%)
                                                     625,584         2,620,000 Cott Corp.                                66,941*

BUILDING, CONSTRUCTION & FURNISHING (1.3%)                       HEALTH CARE (13.2%)
    3,043,600 Simpson Manufacturing                  102,265^        2,263,000 Charles River Laboratories
                                                                                 International                          105,795*ss.
BUSINESS SERVICES (1.9%)                                               579,600 Datascope Corp.                           23,236
    1,523,000 Arbitron Inc.                           56,991*        1,938,100 DENTSPLY International                   101,964
    1,938,000 Harte-Hanks                             50,039           507,600 Diagnostic Products                       24,568
    1,469,700 Ritchie Bros. Auctioneers               43,944           413,900 Haemonetics Corp.                         14,445*
                                                  ----------         2,162,300 Henry Schein                             140,939*ss.
                                                     150,974         2,339,900 IDEXX Laboratories                       120,739*^
                                                                     3,059,250 K-V Pharmaceutical                        57,514*ss.
CAPITAL EQUIPMENT (1.4%)                                             4,526,000 Mentor Corp.                             139,672ss.^
    1,425,600 Joy Global                              58,008ss.        590,000 NBTY, Inc.                                15,375*
    1,092,900 Terex Corp.                             50,098*ss.     1,964,600 Odyssey Healthcare                        26,227*ss.^
                                                  ----------         3,218,400 Patterson Companies                      131,504*ss.
                                                     108,106         1,040,000 Respironics, Inc.                         57,595*
                                                                     2,341,432 Taro Pharmaceutical Industries            69,400*ss.^
CONSUMER PRODUCTS & SERVICES (6.3%)                                                                                  ----------
    3,941,250 Alberto-Culver Class B                 182,480                                                          1,028,973
      568,800 Blyth, Inc.                             16,672
    6,647,850 Church & Dwight                        207,546ss.^ HEALTH PRODUCTS & SERVICES (0.7%)
    2,431,200 Matthews International                  89,638ss.^       900,800 ICU Medical                               22,475*ss.^
                                                  ----------         1,538,700 STERIS Corp.                              35,205*ss.
                                                     496,336                                                         ----------
                                                                                                                         57,680
DEFENSE (8.0%)
    1,173,162 Alliant Techsystems                     77,276*    HEAVY INDUSTRY (0.7%)
    1,657,500 Anteon International                    61,360*ss.     1,487,100 Chicago Bridge & Iron                     57,551
      862,800 Applied Signal Technology               32,752^

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------

     NUMBER OF SHARES                          MARKET VALUE+     NUMBER OF SHARES                                  MARKET VALUE+
                                            ($000's OMITTED)                                                    ($000's OMITTED)
INDUSTRIAL & COMMERCIAL PRODUCTS                                       818,400 Oceaneering International                 31,427*
(2.9%)                                                                 776,600 Offshore Logistics                        29,433*
      969,700 Brady Corp.                             59,249         1,696,400 Patterson-UTI Energy                      33,928ss.
    1,491,193 Dionex Corp.                            85,579*^       1,185,000 Smith International                       71,775*ss.
    1,374,700 Roper Industries                        84,613ss.      2,004,200 Varco International                       59,605*
                                                  ----------                                                         ----------
                                                     229,441                                                            593,940

INSURANCE (3.7%)                                                 PACKING & CONTAINERS (2.3%)
      562,000 Arthur J. Gallagher                     17,225ss.      3,478,600 AptarGroup Inc.                          182,800^
       29,600 Aspen Insurance Holdings                   733
    1,023,700 Axis Capital Holdings                   26,678
    1,536,700 Brown & Brown                           62,313ss.  PHARMACEUTICAL (1.3%)
    1,206,907 Erie Indemnity                          62,976         2,467,700 Pharmaceutical Product
      974,800 HCC Insurance Holdings                  32,305                     Development                            103,915*ss.
      795,300 Montpelier Re Holdings                  29,370
    1,279,525 W. R. Berkley                           58,027
                                                  ----------     PUBLISHING & BROADCASTING (1.5%)
                                                     289,627         1,889,000 R.H. Donnelley                           103,329*ss.^
                                                                       370,200 Valassis Communications                   12,568*
INTERMEDIATES (0.4%)                                                                                                 ----------
    1,047,700 Delta & Pine Land                       27,974                                                            115,897

MEDICAL SERVICES (1.8%)                                          RESTAURANTS (1.4%)
      804,183 AmSurg Corp.                            20,675*        1,143,400 IHOP Corp.                                48,446ss.^
    1,749,900 Renal Care Group                        58,272*          141,274 Lone Star Steakhouse & Saloon              3,813
    1,387,300 Universal Health Services                              2,012,900 Ruby Tuesday                              55,455
                Class B                               63,150                                                         ----------
                                                  ----------                                                            107,714
                                                     142,097

MINING (0.9%)                                                    RETAIL (4.9%)
    2,982,800 Compass Minerals International          67,411^        2,058,849 Big 5 Sporting Goods                      56,063^
                                                                     1,028,100 Copart, Inc.                              22,207*
OFFICE EQUIPMENT (1.5%)                                                465,000 Hancock Fabrics                            4,645
    2,410,300 United Stationers                      115,405*ss.^      970,000 Hibbett Sporting Goods                    24,027*
                                                                     2,341,800 Michaels Stores                           64,002ss.
OIL & GAS (9.4%)                                                     2,359,400 Regis Corp.                              105,347^
      614,400 Cabot Oil & Gas                         29,725         1,411,138 School Specialty                          53,623*ss.^
      526,900 CARBO Ceramics                          40,940         1,194,900 Talbots, Inc.                             34,198
    3,816,100 Chesapeake Energy                       68,690ss.        558,300 Tractor Supply                            17,709*ss.
    1,081,000 Comstock Resources                      23,469*                                                        ----------
     2,489,40 Encore Acquisition                     87,652*^                                                          381,821
       992,20 Energy Partners                        19,219*ss.
    1,074,200 KCS Energy                              15,393*    TECHNOLOGY (4.5%)
      730,000 Newfield Exploration                    45,880*          920,900 Black Box                                 39,304ss.^
    1,304,259 Pioneer Natural Resources               45,910         3,940,400 Electronics for Imaging                   65,923*ss.^
    1,235,200 St. Mary Land & Exploration             53,101           680,500 MICROS Systems                            49,928*ss.
    1,078,290 Swift Energy                            32,715*           75,000 SRA International                          4,353*
    1,224,500 Unit Corp.                              48,515*        3,790,800 Zebra Technologies                       190,602*^
      641,000 Western Gas Resources                   19,871                                                         ----------
    5,534,250 XTO Energy                             201,170                                                            350,110
                                                  ----------
                                                     732,250     TECHNOLOGY - SEMICONDUCTOR (0.8%)
                                                                     1,462,400 Actel Corp.                               25,095*^
OIL SERVICES (7.6%)                                                  1,558,100 Cognex Corp.                              40,199
    1,871,800 Cal Dive International                  80,600*ss.                                                     ----------
    1,254,380 Cimarex Energy                          50,401*                                                            65,294
      959,100 Helmerich & Payne                       31,295ss.
      740,000 Hydril                                  34,713*    WASTE MANAGEMENT (0.1%)
      758,900 Nabors Industries                       39,463*        1,557,200 Bennett Environmental                      6,727*ss.^
    3,627,077 National-Oilwell                       131,300*ss.
                                                                 TOTAL COMMON STOCKS
                                                                 (COST $4,693,256)                                    7,369,860

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------
                                                      MARKET
PRINCIPAL AMOUNT                                      VALUE+
                                                     ($000's
                                                    OMITTED)
                                                    -------

SHORT-TERM INVESTMENTS (14.4%)

 $686,139,900 N&B Securities Lending Quality
                Fund, LLC                            686,140++
  439,803,339 Neuberger Berman Institutional
                Cash Fund Trust Class                439,803@
                                                  ----------

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,125,943)                                  1,125,943#
                                                  ----------

TOTAL INVESTMENTS (108.7%)
(COST $5,819,199)                                  8,495,803##
Liabilities, less cash, receivables
  and other assets [(8.7%)]                         (679,425)
                                                  ----------
TOTAL NET ASSETS (100.0%)                         $7,816,378
                                                  ----------

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------

NUMBER OF SHARES                                  MARKET VALUE+    NUMBER OF SHARES                              MARKET VALUE+
                                               ($000's OMITTED)                                                   ($000's OMITTED)
COMMON STOCKS (98.1%)                                              PHARMACEUTICAL (4.6%)
                                                                        400,550 Millipore Corp.                         19,515*
BANKING & FINANCIAL (6.1%)                                            1,166,400 Novartis AG ADR                         56,045ss.
     874,500 Fifth Third Bancorp                     44,040                                                        -------------
   1,272,300 State Street                            56,693                                                             75,560
                                                  ---------
                                                    100,733        REAL ESTATE (3.8%)
                                                                        705,400 AMB Property                            28,181
CONSUMER CYCLICALS (2.9%)                                             1,024,500 Equity Residential                      34,536ss.
     926,800 Target Corp.                            47,471ss.                                                     -------------
                                                                                                                        62,717

DEFENSE (3.2%)                                                     TECHNOLOGY (6.7%)
     714,700 L-3 Communications Holdings             53,188           1,267,200 Dell Inc.                               51,347*ss.
                                                                      2,019,100 National Instruments                    57,746ss.
                                                                                                                   -------------
DIVERSIFIED (3.3%)                                                                                                     109,093
     942,200 Danaher Corp.                           53,592ss.

ENERGY (3.2%)                                                      TECHNOLOGY - SEMICONDUCTOR (6.5%)
     706,600 BP PLC ADR                              43,350           2,803,200 Altera Corp.                            63,576*ss.
     154,500 ChevronTexaco Corp.                      8,436           1,778,200 Texas Instruments                       42,997ss.
                                                  ---------                                                        -------------
                                                     51,786                                                            106,573

FINANCIAL SERVICES (7.0%)                                          TECHNOLOGY - SEMICONDUCTOR CAPITAL
     408,200 Ambac Financial Group                   33,199ss.     EQUIPMENT (2.4%)
     661,564 Citigroup Inc.                          29,605           2,328,950 Teradyne, Inc.                          39,732*ss.
     491,900 Goldman Sachs                           51,531
                                                  ---------        TELECOMMUNICATIONS (3.9%)
                                                    114,335           2,332,700 Vodafone Group ADR                      63,613ss.

HEALTH PRODUCTS & Services (7.6%)                                  TRANSPORTATION (4.4%)
     614,700 Quest Diagnostics                       57,628ss.          183,100 Burlington Northern Santa Fe             8,247
     799,500 UnitedHealth Group                      66,239ss.        1,105,050 Canadian National Railway               64,060
                                                  ---------                                                        -------------
                                                    123,867                                                             72,307

INDUSTRIAL GASES (3.5%)                                            UTILITIES (3.2%)
    1,262,900 Praxair, Inc.                          56,704           5,303,800 National Grid Transco                   48,428
                                                                         76,600 National Grid Transco ADR                3,522
                                                                                                                   -------------
                                                                                                                        51,950
INSURANCE (6.7%)
       5,580 Berkshire Hathaway Class B              15,512*
     661,200 RenaissanceRe Holdings                  33,292
   1,622,400 Willis Group Holdings                   61,408ss.     WASTE MANAGEMENT (3.0%)
                                                  ---------             932,200 Republic Services                       29,355
                                                    110,212             678,700 Waste Management                        20,232ss.
                                                                                                                   -------------
MEDIA (10.6%)                                                                                                           49,587
   1,259,000 Comcast Corp. Class A Special           37,329*ss.
   7,395,276 Liberty Media                           76,393*ss.    TOTAL COMMON STOCKS
     984,691 Liberty Media International                           (COST $1,157,237)                                 1,605,981
              Class A                                42,401*                                                       -------------
   2,045,349 UnitedGlobalCom                         17,038*       PRINCIPAL AMOUNT
                                                  ---------
                                                    173,161
                                                                   SHORT-TERM INVESTMENTS (20.2%)
OIL & GAS (4.6%)
   1,189,250 Newfield Exploration                    74,744*       $305,343,700 N&B Securities Lending Quality
                                                                                 Fund, LLC                             305,344++
OIL SERVICES (0.9%)                                                  25,705,365 Neuberger Berman Institutional
     229,400 Schlumberger Ltd.                       15,056                      Cash Fund Trust Class                  25,705@
                                                                                                                   -------------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Guardian Fund cont'd
--------------------------------------------

PRINCIPAL AMOUNT                              MARKET VALUE+
                                               ($000's OMITTED)

TOTAL SHORT-TERM INVESTMENTS
(COST $331,049)                                     331,049#
                                                 ----------

TOTAL INVESTMENTS (118.3%)
(COST $1,488,286)                                 1,937,030##
Liabilities, less cash, receivables
  and other assets [(18.3%)]                       (300,168)
                                                 ----------
TOTAL NET ASSETS (100.0%)                        $1,636,862
                                                 ---------

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY                  INTERNATIONAL FUND
-------------------------------------------------------------------------------

                                                  MARKET VALUE+    PERCENTAGE OF
INDUSTRY                                          (000's OMITTED)    NET ASSETS
--------                                          ---------------  ------------
Banking                                                   21,699           8.3%
Oil & Gas                                                 21,343           8.2%
Banking & Financial                                       19,809           7.6%
Building, Construction & Furnishings                      16,705           6.4%
Energy                                                    14,437           5.5%
Consumer Products & Services                              11,546           4.4%
Manufacturing                                              9,826           3.8%
Food & Beverage                                            9,427           3.6%
Telecommunications                                         9,155           3.5%
Business Services                                          9,025           3.5%
Telecommunications - Wireless                              8,006           3.1%
Media                                                      7,769           3.0%
Technology - Hardware                                      7,765           3.0%
Automotive                                                 7,309           2.8%
Entertainment                                              6,324           2.4%
Utilities                                                  5,082           2.0%
Pharmaceutical                                             5,050           1.9%
Home Furnishings                                           4,630           1.8%
Auto/Truck Replacement Parts                               4,386           1.7%
Specialty Chemical                                         4,027           1.5%
Health Products & Services                                 3,935           1.5%
Diversified                                                3,795           1.5%
Business Services - IT Business Services                   3,699           1.4%
Consumer Cyclical - Leisure & Consumer Services            3,532           1.4%
Finance                                                    3,335           1.3%
Steel                                                      3,192           1.2%
Insurance                                                  2,769           1.1%
Chemicals                                                  2,698           1.0%
Business Services - General Business Services              2,696           1.0%
Health Care                                                2,432           0.9%
Tobacco                                                    2,413           0.9%
Consumer Discretionary                                     1,978           0.8%
Capital Goods                                              1,749           0.7%
Retailing                                                  1,682           0.6%
Consumer Durables                                          1,525           0.6%
Cosmetics                                                    889           0.3%
Building Products                                            879           0.3%
Advertising                                                  813           0.3%
Real Estate/REIT                                             683           0.3%
Paper                                                        592           0.2%
Mining                                                       385           0.2%
Other Assets - Net                                        11,455          4.50%
                                                    ------------         ------
                                                    $    260,446         100.0%
                                                    ------------         ------

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Fund
------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+   NUMBER OF SHARES                                    MARKET VALUE+
                                             ($000's OMITTED)                                                    ($000's OMITTED)
COMMON STOCKS (93.7%)                                           IRELAND (8.2%)
                                                                      190,376 Allied Irish Banks                        3,690
                                                                      337,043 Anglo Irish Bank                          7,619
AUSTRALIA (2.5%)                                                    1,536,650 C&C Group                                 5,705
    130,909 Australia & New Zealand                                   174,103 CRH PLC                                   4,386
             Banking Group                          2,028                                                            --------
  1,689,900 Hardman Resources                       2,337*                                                             21,400
    369,190 Ramsay Health Care                      2,111
                                                 --------
                                                    6,476       ITALY (1.8%)
                                                                       18,820 e.Biscom                                  1,132*
                                                                      206,976 Merloni Elettrodomestici                  3,463
BELGIUM (1.4%)                                                                                                       --------
    101,000 Interbrew                               3,699                                                               4,595


BRAZIL (1.4%)                                                   JAPAN (17.4%)
     93,170 Petroleo Brasileiro ADR                 3,555ss.           27,550 Acom Co.                                  2,072
                                                                      234,000 Aica Kogyo                                2,698
CANADA (5.6%)                                                          51,900 Alfresa Holdings                          1,788
    101,785 Canadian Western Bank                   3,827              48,700 Belluna Co.                               1,683
    107,255 Great Canadian Gaming                   3,532*            584,000 Brother Industries                        4,676
     59,463 PetroKazakhstan, Inc.                   2,498ss.          115,550 F.C.C. Co.                                3,622
    171,355 Talisman Energy                         4,815ss.            1,236 Fullcast Co.                              3,275
                                                 --------                 800 Hogy Medical Co., Ltd.                       36
                                                   14,672              30,300 Mandom Corp.                                779
                                                                       96,500 Mars  Engineering                         3,268
FINLAND (0.5%)                                                        182,000 Maruichi Steel Tube                       3,192
    129,650 Pohjola Group, D Shares                 1,437             278,500 Nissan Motor                              2,932
                                                                       48,000 Nissha Motor                                592
FRANCE (12.0%)                                                         56,100 Nissin Healthcare Food Service
     19,329 Beneteau                                1,525                      Co., Ltd.                                1,034
     63,125 BNP Paribas                             4,377               1,341 NTT DoCoMo                                2,329
     19,700 CNP Assurances                          1,332              34,900 Rinnai Corp.                                879
    118,902 Credit Agricole                         3,512             241,000 Takuma Co.                                1,749
     33,245 Ipsos                                   3,337             123,300 Tamron Co., Ltd.                          3,530
     48,825 Neopost SA                              3,505             179,100 TENMA Corp.                               2,936
     37,940 Pierre & Vacances                       4,027             143,500 TKC Corp.                                 2,245
     24,665 Publicis Groupe                           813                                                            --------
     51,950 Rodriguez Group                         2,628                                                              45,315
     17,905 Societe Generale, A Shares              1,725
     40,415 Total SA ADR                            4,430ss.    NETHERLANDS (4.3%)
                                                 --------              30,976 Fugro NV                                  2,696
                                                   31,211              92,151 Hunter Douglas                            4,631
GERMANY (1.0%)                                                        119,762 Imtech NV                                 3,795
    102,310 Stada Arzneimittel                      2,684                                                            --------
                                                                                                                       11,122

GREECE (5.2%)                                                   NORWAY (1.6%)
    250,445 Cosmote Mobile Communication            4,490             154,190 Prosafe ASA                               4,057
     55,455 Greek Organization of
             Football Prognostics                   1,432       SOUTH AFRICA (1.7%)
    235,965 Hellenic Exchanges                      2,428*             36,775 Harmony Gold Mining ADR                     385ss.
    191,595 Public Power Corp.                      5,192           1,938,789 Steinhoff International                   3,971
                                                 --------                                                            --------
                                                   13,542                                                               4,356

HONG KONG (2.2%)                                                SPAIN (4.3%)
     87,730 China Mobile (Hong Kong) ADR            1,432ss.           86,996 Banco de Sabadell                         1,947
  7,198,000 TPV Technology                          4,234              55,805 Banco Popular Espanol                     3,510
                                                 --------              40,870 Fadesa Inmobiliaria                         683*
                                                    5,666             120,940 Repsol YPF                                2,941
                                                                       40,002 Telefonica SA ADR                         2,102

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund cont'd
-------------------------------------------------

NUMBER OF SHARES                            MARKET VALUE+       PRINCIPAL AMOUNT                                 MARKET VALUE+
                                             ($000's OMITTED)                                                    ($000's OMITTED)

                                                 --------
                                                   11,183       TOTAL SHORT-TERM INVESTMENTS
                                                                (COST $26,089)                                         26,089#
                                                                                                                     -----------
SWEDEN (3.7%)
    218,550 Capio AB                                2,432*      TOTAL INVESTMENTS (105.6%)
     78,900 D. Carnegie & Co.                         907       (COST $228,634)                                       275,080##
    204,800 Nobia AB                                3,100       Liabilities, less cash, receivables
     42,040 Oriflame Cosmetics                        889*      and other assets [(5.6%)]                             (14,634)
    213,235 Swedish Match                           2,413                                                          -------------
                                                 --------       TOTAL NET ASSETS (100.0%)                            $260,446
                                                    9,741                                                          -------------


UNITED KINGDOM (18.1%)
    245,670 Barratt Developments                    2,406
    440,945 Burren Energy                           3,488*
    112,668 GlaxoSmithKline PLC                     2,366
    503,180 Kensington Group                        4,016
  1,042,830 MFI Furniture Group                     2,312
    230,330 Northern Rock                           3,185
    172,230 Punch Taverns PLC                       1,978
    431,380 Redrow PLC                              2,797
  1,776,338 RPS Group                               5,082
    150,746 Stanley Leisure                         1,285
     79,065 Travis Perkins                          2,119
    373,300 Trinity Mirror                          4,432
    879,920 Tullow Oil PLC                          2,467
  2,095,955 Vodafone Group                          5,676
    363,647 William Hill                            3,606
                                                 --------
                                                   47,215

UNITED STATES (0.8%)
     44,620 Autoliv, Inc.,                          2,086ss.

TOTAL COMMON STOCKS
(COST $198,438)                                   244,012
                                                 --------

PREFERRED STOCKS (1.9%)

BRAZIL (1.0%)
    104,345 Companhia de Bebidas das
             Americas ADR                           2,688ss.

GERMANY (0.9%)
      3,602 Porsche AG                              2,291

TOTAL PREFERRED STOCKS
(COST $4,107)                                       4,979
                                                 --------
PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (10.0%)

$14,768,000 N&B Securities Lending Quality
             Fund, LLC                             14,768++
 11,321,105 Neuberger Berman Institutional
             Cash Fund Trust Class                 11,321@
                                                 ---------
SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund
--------------------------------------

NUMBER OF SHARES                               MARKET VALUE+     NUMBER OF SHARES                                   MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000's OMITTED)
COMMON STOCKS (100.2%)                                                  70,000 Jabil Circuit                               1,754*

AEROSPACE (0.6%)                                                 ENERGY (4.8%)
       55,500 Rockwell Collins                         2,212            64,000 Canadian Natural Resources                  2,779
                                                                        22,300 Murphy Oil                                  1,902
AGRICULTURE (0.6%)                                                      50,000 National-Oilwell                            1,810*
       93,500 Archer-Daniels-Midland                   1,982            66,300 Smith International                         4,016*
                                                                       170,516 XTO Energy                                  6,198
BASIC MATERIALS (1.2%)                                                                                                ----------
       35,000 Nucor Corp.                              1,851                                                              16,705
       27,000 Peabody Energy                           2,241
                                                  ----------     ENTERTAINMENT (1.7%)
                                                       4,092           106,500 Station Casinos                             6,075

BIOTECHNOLOGY (3.5%)                                             FINANCE (5.6%)
      128,000 Celgene Corp.                            3,510*          161,500 CapitalSource Inc.                          3,747*ss.
       63,000 Genzyme Corp.                            3,528*           85,500 First Marblehead                            4,853*
       59,500 Martek Biosciences                       2,313*           63,750 Legg Mason                                  4,344ss.
      158,000 Protein Design Labs                      2,863*           61,400 Moody's Corp.                               4,958
                                                  ----------           110,000 Providian Financial                         1,765*ss.
                                                      12,214                                                          ----------
                                                                                                                          19,667
BUSINESS SERVICES (6.7%)
      188,500 Alliance Data Systems                    8,087*    FINANCIAL SERVICES (2.9%)
      103,500 Corporate Executive Board                6,943           202,500 Ameritrade Holding                          2,821*
       93,500 Hewitt Associates                        2,819*           14,000 Chicago Mercantile Exchange                 2,740ss.
       62,500 Robert Half International                1,689           109,000 Investors Financial Services                4,778ss.
       92,000 Stericycle, Inc.                         3,845*                                                         ----------
                                                  ----------                                                              10,339
                                                      23,383

CAPITAL EQUIPMENT (3.0%)                                         FOOD & BEVERAGE (2.6%)
      106,500 Danaher Corp.                            6,058ss.         47,500 Constellation Brands                        2,123*
      147,000 Donaldson Co.                            4,557            49,500 Hershey Foods                               2,564ss.
                                                  ----------            47,500 Whole Foods Market                          4,312
                                                      10,615                                                          ----------
                                                                                                                           8,999
COMMUNICATIONS (0.8%)
      234,500 Corning Inc.                             2,950*    HEALTH CARE (7.3%)
                                                                        17,900 AMERIGROUP Corp.                            1,235*
COMMUNICATIONS EQUIPMENT (2.3%)                                         91,000 C. R. Bard                                  5,452
      440,000 Nextel Partners                          7,960*ss.        17,500 Cerner Corp.                                  923*
                                                                       146,000 Gilead Sciences                             5,031*
COMPUTER RELATED (1.9%)                                                 54,000 Invitrogen Corp.                            3,267*ss.
       72,500 Apple Computer                           4,861*           96,000 Varian Medical Systems                      4,040*ss.
       38,000 NAVTEQ                                   1,640*          116,500 VCA Antech                                  2,162*
                                                  ----------            41,400 Zimmer Holdings                             3,378*
                                                       6,501                                                          ----------
                                                                                                                          25,488
CONSUMER DISCRETIONARY (0.7%)
       30,000 Fortune Brands                           2,354     HEALTH PRODUCTS & SERVICES (1.6%)
                                                                        87,000 Kinetic Concepts                            5,518*
DIAGNOSTIC EQUIPMENT (1.1%)
      140,500 Cytyc Corp.                              3,771*
                                                                 INDUSTRIAL (3.0%)
DIVERSIFIED (1.0%)                                                      92,500 Fastenal Co.                                5,657ss.
                                                                        41,500 Terex Corp.                                 1,902*
      170,500 Technology Select Sector SPDR                             45,500 W.W. Grainger                               2,815ss.
                Fund                                   3,577ss.                                                       ----------
                                                                                                                          10,374
ELECTRICAL & ELECTRONICS (0.5%)
                                                                 INDUSTRIAL GASES (0.5%)
                                                                        30,000 Air Products & Chemicals                    1,718

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Manhattan Fund cont'd
---------------------------------------------

NUMBER OF SHARES                               MARKET VALUE+     NUMBER OF SHARES                                   MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000's OMITTED)
                                                                       353,500 TIBCO Software                              4,065*ss.
                                                                                                                      ----------
INSTRUMENTS (1.1%)                                                                                                        17,941
      133,500 Thermo Electron                          4,038*
                                                                 TECHNOLOGY (8.7%)
INTERNET (2.2%)                                                         95,000 ATI Technologies                            1,843*
       67,500 Getty Images                             3,932*           32,500 Autodesk, Inc.                              2,126
      139,000 Juniper Networks                         3,827*           40,000 Check Point Software
                                                  ----------                     Technologies                                950*
                                                       7,759           155,000 Cognizant Technology Solutions              5,910*
                                                                        41,500 Harman International
LEISURE (3.5%)                                                                   Industries                                5,098ss.
       67,500 Marriott International                   3,837ss.         61,000 Macromedia, Inc.                            1,740*
       47,000 MGM Mirage                               2,740*ss.        31,000 NCR Corp.                                   1,852*
      114,700 Royal Caribbean Cruises                  5,701ss.         28,000 VeriSign, Inc.                                921*
                                                  ----------           202,500 Zebra Technologies                         10,182*
                                                      12,278                                                          ----------
                                                                                                                          30,622

MANUFACTURING (1.0%)                                             TELECOMMUNICATIONS (2.9%)
       50,000 Eaton Corp.                              3,370           109,500 American Tower                              1,985*ss.
                                                                       127,500 Avaya Inc.                                  2,094*
MEDIA (2.4%)                                                           136,500 Western Wireless                            3,685*ss.
       93,000 E.W. Scripps                             4,347ss.         70,000 XM Satellite Radio Holdings                 2,584*ss.
      137,075 Univision Communications                 4,126*ss.                                                       ----------
                                                  ----------                                                              10,348
                                                       8,473
                                                                 TRANSPORTATION (2.4%)
MEDICAL EQUIPMENT (1.4%)                                                62,000 C.H. Robinson Worldwide                     3,332
      100,000 Kyphon Inc.                              2,406*          128,400 J.B. Hunt Transport Services                5,162
       51,500 ResMed Inc.                              2,578*ss.                                                      ----------
                                                  ----------                                                               8,494
                                                       4,984
                                                                 TOTAL COMMON STOCKS
PACKING & CONTAINERS (1.2%)                                      (COST $261,530)                                         351,265
      165,700 Pactiv Corp.                             4,118*                                                         ----------

RETAIL (9.5%)                                                    PRINCIPAL AMOUNT
       40,000 Abercrombie & Fitch                      1,822ss.
       76,000 Bed Bath & Beyond                        3,035*    SHORT-TERM INVESTMENTS (27.1%)
      124,000 Coach, Inc.                              6,180*
      180,000 PETsMART, Inc.                           6,169ss.    $94,931,300 N&B Securities Lending Quality
       27,500 RadioShack Corp.                           868ss.                  Fund, LLC                                94,931++
      113,000 Staples, Inc.                            3,606                 1 Neuberger Berman Institutional
       63,000 Starbucks Corp.                          3,544*ss.                 Cash Fund Trust Class                         0@
      131,000 Tuesday Morning                          4,387*                                                         ----------
      103,000 Williams-Sonoma                          3,771*
                                                  ----------     TOTAL SHORT-TERM INVESTMENTS
                                                      33,382     (COST $94,931)                                           94,931#
                                                                                                                      ----------
SEMICONDUCTORS (4.9%)
      146,500 Altera Corp.                             3,323*ss. TOTAL INVESTMENTS (127.3%)
       56,000 KLA-Tencor                               2,523*ss. (COST $356,461)                                         446,196##
       91,500 Linear Technology                        3,492     Liabilities, less cash, receivables
       25,000 Marvell Technology Group                   801*      and other assets [(27.3%)]                            (95,634)
      121,500 Microchip Technology                     3,424
      204,900 Microsemi Corp.                          3,647*    TOTAL NET ASSETS (100.0%)                              $350,562
                                                  ----------                                                          ----------
                                                      17,210

SOFTWARE (5.1%)
       52,000 Adobe Systems                            3,149
       60,000 Cognos, Inc.                             2,364*
       66,600 F5 Networks                              2,867*
      120,500 Mercury Interactive                      5,496*ss.

                                                                                  NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS Millennium Fund
---------------------------------------

NUMBER OF SHARES                             MARKET VALUE+         NUMBER OF SHARES                                 MARKET VALUE+
                                          ($000's omitted)                                                       ($000's omitted)
COMMON STOCKS (98.7%)                                                     22,600 Trammell Crow                               386*
                                                                                                                         -------
                                                                                                                           1,696
BANKING & FINANCIAL (3.0%)
      19,800 Cathay General Bancorp                   766          HEALTH CARE (5.0%)
      22,500 Glacier Bancorp                          779                 11,000 AMERIGROUP Corp.                            759*
                                                  -------                 49,800 Res-Care, Inc.                              747*
                                                    1,545                 13,400 Techne Corp.                                498*
                                                                          15,000 United Surgical Partners
                                                                                 International                               592*
BASIC MATERIALS (1.6%)                                                                                                   -------
      48,500 Mosaic Co.                               843*ss.                                                              2,596

BUILDING, CONSTRUCTION & FURNISHING
(2.0%)
      30,100 MSC Industrial Direct                  1,072          HEALTH PRODUCTS & SERVICES (2.5%)
                                                                          18,800 Covance, Inc.                               742*
BUSINESS SERVICES (8.4%)                                                  20,100 MGI Pharma                                  542*
      10,800 Corporate Executive Board                725                                                                 ------
      41,000 DiamondCluster International             501*                                                                 1,284
      54,400 Labor Ready                              864*         INDUSTRIAL (4.8%)
      19,000 Laureate Education                       748*                30,000 Arlington Tankers                           689*ss.
      20,400 Resources Connection                     925*                15,400 Gardner Denver                              530*
      13,500 Websense, Inc.                           649*                32,500 Gevity HR                                   576
                                                  -------                 21,800 Watsco, Inc.                                721
                                                    4,412                                                                -------
                                                                                                                           2,516
CHEMICALS (1.0%)
       3,700 Cabot Microelectronics                   506*         INDUSTRIAL & COMMERCIAL PRODUCTS
                                                                   (1.6%)
COMPUTERS & SYSTEMS (1.4%)                                                17,900 Actuant Corp.                               842*
      14,500 Kronos Inc.                              733*
                                                                   INSURANCE (1.4%)
CONSUMER DISCRETIONARY (5.4%)                                             18,400 ProAssurance Corp.                          719*
      16,300 Aztar Corp.                              551*
      23,800 Electronics Boutique Holdings            927*         INTERNET (3.3%)
      11,000 Shuffle Master                           507*ss.             13,300 InfoSpace, Inc.                             589*
      30,800 Steiner Leisure                          829*                70,700 NETGEAR, Inc.                             1,160*ss.
                                                  -------                                                                -------
                                                    2,814                                                                  1,749

CONSUMER PRODUCTS & SERVICES (2.2%)                                LODGING (1.3%)
      10,000 Carter's Inc.                            347*                87,700 La Quinta                                   706*
      20,500 Central Garden & Pet                     793*
                                                  -------          MACHINERY & EQUIPMENT (1.4%)
                                                    1,140                 20,200 Graco, Inc.                                 740

ELECTRICAL & ELECTRONICS (1.3%)                                    MANUFACTURING (1.2%)
      20,000 Benchmark Electronics                    701*                13,600 Mine Safety Appliances                      645

ENERGY (1.2%)                                                      MEDICAL EQUIPMENT (3.9%)
      16,000 Offshore Logistics                       606*                22,900 ArthroCare Corp.                            693*ss.
                                                                          18,550 Immucor, Inc.                               596*
ENTERTAINMENT (4.0%)                                                      12,500 Ventana Medical Systems                     747*
      18,500 Gaylord Entertainment                    652*                                                               -------
      24,900 Station Casinos                        1,420                                                                  2,036
                                                  -------
                                                    2,072          OIL & GAS (4.7%)
                                                                          42,800 Energy Partners                             829*
FINANCIAL SERVICES (3.2%)                                                 25,250 Patina Oil & Gas                            838
      22,200 ADVANTA Corp. Class B                    530                 14,800 Ultra Petroleum                             780*
      45,000 QC Holdings                              780*                                                               -------


See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Millennium Fund cont'd
----------------------------------------------


NUMBER OF SHARES                             MARKET VALUE+         PRINCIPAL AMOUNT                                 MARKET VALUE+
                                          ($000's OMITTED)                                                        $000's OMITTED)
                                                    2,447
                                                                   SHORT-TERM INVESTMENTS (9.9%)
RESTAURANTS (0.9%)
      18,900 Texas Roadhouse                          480*             4,983,900 N&B Securities Lending Quality
                                                                                 Fund, LLC                                 4,984++
                                                                         174,067 Neuberger Berman Institutional
RETAIL (4.8%)                                                                    Cash Fund Trust Class                       174@
      20,500 Dick's Sporting Goods                    738*                                                               -------
      14,600 Guitar Center                            706*         TOTAL SHORT-TERM INVESTMENTS
      20,400 New York & Co.                           474*         (COST $5,158)                                           5,158#
       8,400 Overstock.com, Inc.                      599*ss.                                                            -------
                                                  -------
                                                    2,517          TOTAL INVESTMENTS (108.6%)
SEMICONDUCTORS (1.5%)                                              (Cost $44,079)                                         56,817##
       22,000 Varian Semiconductor Equipment          781*        Liabilities, less cash, receivables
                                                                     and other assets [(8.6%)]                            (4,486)
SOFTWARE (1.4%)                                                                                                          -------
       16,900 F5 Networks                             728*         TOTAL NET ASSETS (100.0%)                             $52,331
                                                                                                                         -------

STEEL (1.0%)
      42,300 AK Steel Holding                         546*

TECHNOLOGY (15.1%)
      22,000 ARGON ST                                 569*
      25,000 Audible, Inc.                            699*
       7,000 Harman International
             Industries                               860
      30,000 IntraLase Corp.                          535*
      21,000 Macromedia, Inc.                         599*
       7,900 MICROS Systems                           580*
      20,800 PortalPlayer Inc.                        607*
      72,600 Sapient Corp.                            574*
      14,500 ScanSource, Inc.                         938*
      20,500 SINA Corp.                               757*
      20,000 TALX Corp.                               588
      18,800 Trimble Navigation                       594*
                                                  -------
                                                    7,900

TECHNOLOGY - SEMICONDUCTOR (2.7%)
      30,500 Integrated Circuit Systems               721*
      38,200 Microsemi Corp.                          680*
                                                  -------
                                                    1,401

TELECOMMUNICATION EQUIPMENT (1.2%)
       15,100 Plantronics, Inc.                       622

TELECOMMUNICATIONS (1.4%)
       66,100 Alamosa Holdings                        721*ss.

TRANSPORTATION (2.9%)
       25,250 Old Dominion Freight Line               792*
       10,900 UTI Worldwide                           751
                                                  -------
                                                    1,543
TOTAL COMMON STOCKS
(COST $38,921)                                     51,659
                                                  -------

                                                                                     NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund
------------------------------------

NUMBER OF SHARES                              MARKET VALUE+      NUMBER OF SHARES                                MARKET VALUE+
                                           ($000's OMITTED)                                                   ($000's OMITTED)
COMMON STOCKS (98.6%)                                                 886,300 Talisman Energy                             24,976ss.
                                                                      231,400 TXU Corp.                                   14,536ss.
ADVERTISING (1.2%)                                                                                                   -----------
     264,800 Omnicom Group                          21,449                                                              126,774

BANKING & FINANCIAL (4.3%)                                       FINANCIAL SERVICES (16.2%)
     310,000 Fannie Mae                              21,297ss.        418,800 American Express                            23,331ss.
     634,300 Merrill Lynch                           35,337            14,500 Berkshire Hathaway Class B                  40,310*
     456,900 State Street                            20,359         1,111,200 Citigroup Inc.                              49,726
                                                  ---------         1,070,594 Countrywide Financial                       35,555ss.
                                                     76,993         1,099,000 General Electric                            38,861ss.
BROADCASTING (1.2%)                                                   240,400 Goldman Sachs                               25,184ss.
     659,000 EchoStar Communications                 21,609*ss.       499,400 MBNA Corp.                                  13,264ss.
                                                                      685,500 PMI Group                                   28,229ss.
BUILDING, CONSRUCTION & FURNISHING                                    240,900 Radian Group                                12,346
(7.0%)                                                                291,359 XL Capital                                  21,957ss.
     734,800 Centex Corp.                            38,555ss.                                                       -----------
     708,700 Home Depot                              29,588ss.                                                           288,763
      44,600 NVR, Inc.                               30,814*ss.
     455,300 Pulte Homes                             25,160ss.   FOOD & BEVERAGE (0.7%)
                                                  ---------           274,300 Constellation Brands                        12,261*
                                                    124,117
                                                                 FOREST PRODUCTS & PAPER (0.8%)
BUILDING MATERIALS (1.9%)                                             201,800 Weyerhaeuser Co.                            13,319
     738,600 Lennar Corp.                            33,185ss.
                                                                 HEALTH CARE (10.1%)
COMMUNICATION SERVICES (1.2%)                                         267,100 Anthem, Inc.                                27,065*ss.
     688,000 Scientific-Atlanta                      20,379           711,500 Boston Scientific                           24,767*
                                                                      859,900 Caremark Rx                                 30,750*
COMMUNICATIONS (0.9%)                                                 184,200 Forest Laboratories                          7,178*
     749,500 Cablevision Systems                     16,002*ss.       794,000 Health Management Associates                17,557ss.
                                                                      534,700 PacifiCare Health Systems                   25,880ss.*
CONSUMER CYCLICALS (2.0%)                                           1,029,600 Teva Pharmaceutical Industries
     209,350 Best Buy                                11,803                     ADR                                       28,088
     695,900 Masco Corp.                             24,545           483,100 Wyeth                                       19,261
                                                  ---------                                                          -----------
                                                     36,348                                                              180,546

CONSUMER GOODS & SERVICES (1.5%)                                 INSURANCE (5.9%)
   1,206,600 Cendant Corp.                           27,354ss.        275,300 Aetna Inc.                                  32,626ss.
                                                                      634,600 American International Group                40,202
CONSUMER STAPLES 1.2%)                                                506,100 Hartford Financial Services
     604,500 Viacom Inc. Class B                     20,976ss.                  Group                                     32,390ss.
                                                                                                                     -----------
DIVERSIFIED (1.3%)                                                                                                       105,218
   3,805,700 ABB Ltd.                                23,451*
                                                                 INTERNET (1.0%)
ELECTRICAL & ELECTRONICS (1.8%)                                       715,000 Check Point Software
     955,500 Tyco International                      32,458ss.                  Technologies                              16,974*

ELECTRONICS (0.5%)                                               MACHINERY & EQUIPMENT (0.9%)
     680,790 AU Optronics                             8,939ss.        308,900 Nucor Corp.                                 16,341ss.

ENERGY (7.1%)                                                    METALS (2.6%)
     324,500 Anadarko Petroleum                      22,585           210,300 Alcan Inc.                                  10,725ss.
     525,900 Canadian Natural Resources              22,835ss.        338,100 Freeport-McMoRan Copper & Gold              13,230ss.
     438,800 Cooper Cameron                          22,901*          220,000 Phelps Dodge                                21,369ss.
     228,200 Peabody Energy                          18,941                                                          -----------
                                                                                                                          45,324

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Partners Fund cont'd
--------------------------------------------

NUMBER OF SHARES                              MARKET VALUE+      PRINCIPAL AMOUNT                                MARKET VALUE+
                                           ($000's OMITTED)                                                   ($000's OMITTED)
OIL & GAS (6.2%)                                                   28,191,721 Neuberger Berman Institutional
     381,800 EOG Resources                           28,662                     Cash Fund Trust Class                    28,192@
     498,600 FMC Technologies                        16,379*ss.                                                      ----------
     567,300 National-Oilwell                        20,536*     TOTAL SHORT-TERM INVESTMENTS
     553,800 Pioneer Natural  Resources              19,494      (COST $470,825)                                        470,825#
     694,400 XTO Energy                              25,241                                                          ----------
                                                  ---------
                                                    110,312      TOTAL INVESTMENTS (125.0%)
                                                                 (COST $1,822,158)                                    2,225,808##
PHARMACEUTICAL (3.6%)                                            Liabilities, less cash, receivables
     363,600 Express Scripts                         26,165*ss.    and other assets [(25.0%)]                          (445,024)
     357,400 Par Pharmaceutical                      14,103*                                                         ----------
     807,500 Shire Pharmaceuticals Group             24,249ss.    TOTAL NET ASSETS (100.0%)                           1,780,785
                ADR                               ---------                                                         $----------
                                                     64,517

SEMICONDUCTORS (1.6%)
     891,900 Applied Materials                       14,841*ss.
   1,775,317 Taiwan Semiconductor
             Manufacturing ADR                       14,149ss.
                                                  ---------
                                                     28,990

SOFTWARE (4.1%)
   1,190,600 Microsoft Corp.                         31,920
   1,584,300 Oracle Corp.                            20,057*
     957,800 VERITAS Software                        20,976*
                                                  ---------
                                                     72,953

TECHNOLOGY (3.1%)
     201,600 Computer Sciences                       10,906*
     996,300 IAC/InterActiveCorp                     24,599*ss.
      79,000  IBM                                     7,445
     470,000 Texas Instruments                       11,365
                                                  ---------
                                                     54,315

TELECOMMUNICATIONS (1.0%)
     399,200 Nextel Communications                   11,361*ss.
   2,080,300 Nortel Networks                          7,219*ss.
                                                  ---------
                                                     18,580

 TRANSPORTATION (7.7%)
     816,750 Frontline Ltd.                          49,372
     494,500 General Maritime                        22,475*ss.
     175,800 Overseas Shipholding Group              11,548
     252,745 Ship Finance International               6,331ss.
     878,900 Teekay Shipping                         46,810ss.
                                                  ---------
                                                    136,536

TOTAL COMMON STOCKS
(COST $1,351,333)                                 1,754,983
                                                  ---------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (26.4%)

 $442,633,135 N&B Securities Lending Quality
                Fund, LLC                           442,633++

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------

NUMBER OF SHARES                               MARKET VALUE+     NUMBER OF SHARES                                   MARKET VALUE+
                                             ($000's OMITTED)                                                     ($000's OMITTED)
COMMON STOCKS (98.1%)                                            Regional Malls (22.5%)
                                                                        19,300 CBL & Associates Properties                 1,415
Apartments (18.2%)                                                      36,500 General Growth Properties                   1,252
       21,100 Apartment Investment &                                    33,200 Kimco Realty                                1,888ss.
                Management                               767            26,900 Mills Corp.                                 1,597ss.
       34,800 Archstone-Smith Trust                    1,270            36,000 Simon Property Group                        2,235
       13,000 Avalonbay Communities                      924            44,100 Taubman Centers                             1,297ss.
       18,200 BRE Properties                             740                                                          ----------
       49,500 Equity Residential                       1,669                                                               9,684
       17,200 Essex Property Trust                     1,385
       47,800 United Dominion Realty Trust             1,099ss.  TOTAL COMMON STOCKS
                                                  ----------     (COST $34,451)                                           42,289
                                                       7,854                                                          ----------

COMMUNITY CENTERS (8.5%)                                         PRINCIPAL AMOUNT
       30,100 Developers Diversified Realty            1,296
       21,900 Federal Realty Investment                          SHORT-TERM INVESTMENTS (21.6%)
                Trust                                  1,098
       21,100 Pan Pacific Retail Properties            1,251        $8,268,000 N&B Securities Lending Quality
                                                  ----------                     Fund, LLC                                 8,268++
                                                       3,645         1,061,012 Neuberger Berman Institutional
                                                                                 Cash Fund Trust Class                     1,061@
DIVERSIFIED (5.6%)                                                                                                    ----------
       32,900 Vornado Realty Trust                     2,418ss.  TOTAL SHORT-TERM INVESTMENTS
                                                                 (COST $9,329)                                             9,329#
HEALTH CARE (2.4%)                                                                                                    ----------
       38,700 Ventas, Inc.                             1,049
                                                                 TOTAL INVESTMENTS (119.7%)
INDUSTRIAL (7.1%)                                                (COST $43,780)                                           51,618##
       36,700 CenterPoint Properties                   1,719     Liabilities, less cash, receivables
       33,500 ProLogis                                 1,348       and other assets [(19.7%)]                             (8,482)
                                                  ----------                                                          ----------
                                                       3,067     TOTAL NET ASSETS (100.0%)                               $43,136
                                                                                                                      ----------
LODGING (10.6%)
       30,400 Equity Lifestyle Properties              1,104
      112,100 Host Marriott                            1,755
       54,300 La Quinta                                  437*
       12,300 LaSalle Hotel Properties                   378
       48,500 Sunstone Hotel Investors                   886ss.
                                                  ----------
                                                       4,560

OFFICE (22.2%)
       15,000 Alexandria Real Estate
                Equities                               1,077ss.
       36,200 Arden Realty                             1,303
       21,600 Boston Properties                        1,300
       30,100 Brandywine Realty Trust                    856
       39,300 Brookfield Properties                    1,413
       18,500 Kilroy Realty                              748
       10,700 Mack-Cali Realty                           468
       29,500 SL Green Realty                          1,700
       44,300 Trizec Properties                          730
                                                  ----------
                                                       9,595

OFFICE - INDUSTRIAL (1.0%)
        9,300 PS Business Parks                          417

  See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------

NUMBER OF SHARES                               MARKET VALUE+     NUMBER OF SHARES                                   MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000's OMITTED)
COMMON STOCKS (97.2%)                                                   23,800 Arch Capital Group                            927*
Auto Related (11.7%)                                                     9,400 Endurance Specialty Holdings                  315
       25,700 Advance Auto Parts                       1,060*           19,700 PartnerRe Ltd.                              1,206
       24,300 AutoNation, Inc.                           450*           34,400 PMI Group                                   1,417
       18,200 AutoZone, Inc.                           1,558*           28,800 RenaissanceRe Holdings                      1,450
       30,900 Borg-Warner Automotive                   1,547ss.                                                       ----------
       21,800 Johnson Controls                         1,339                                                               5,315
       27,400 Lear Corp.                               1,589
                                                  ----------     MANUFACTURING (4.1%)
                                                       7,543            15,500 Ingersoll-Rand                              1,153
                                                                        36,700 SPX Corp.                                   1,509
BANKING & FINANCIAL (9.5%)                                                                                            ----------
       10,700 Astoria Financial                          444                                                               2,662
       18,400 Commerce Bancorp                         1,149ss.
       35,600 First Horizon National                   1,556ss.  OIL & GAS (7.9%)
       42,600 IndyMac Bancorp                          1,384            36,000 Patina Oil & Gas                            1,195
       55,409 North Fork Bancorp                       1,596ss.         29,500 Pioneer Natural Resources                   1,038
                                                  ----------            15,400 Sunoco, Inc.                                1,272
                                                       6,129            43,482 XTO Energy                                  1,581
                                                                                                                      ----------
BUSINESS SERVICES (2.3%)                                                                                                   5,086
       30,900 Manpower Inc.                            1,495ss.
                                                                 RESTAURANTS (2.3%)
CONSUMER CYCLICALS (5.6%)                                               35,100 Darden Restaurants                            957
       10,200 Black & Decker                             858            17,700 Ruby Tuesday                                  487
       12,500 Mohawk Industries                        1,096*                                                         ----------
       25,000 Whirlpool Corp.                          1,614                                                               1,444
                                                  ----------
                                                       3,568     RETAIL (10.3%)
                                                                         5,200 Dollar Tree Stores                            145*
FINANCIAL SERVICES (10.8%)                                              60,700 Foot Locker                                 1,577
       18,850 Ambac Financial Group                    1,533            25,800 Liz Claiborne                               1,059
       15,600 Bear Stearns                             1,522            78,300 Pier 1 Imports                              1,428
       34,300 CIT Group                                1,467            37,300 Reebok International                        1,450ss.
       30,500 Radian Group                             1,563            17,700 V. F. Corp.                                   956
       37,800 Waddell & Reed Financial                   858                                                          ----------
                                                  ----------                                                               6,615
                                                       6,943
                                                                 TECHNOLOGY (4.5%)
FOOD & BEVERAGE (4.1%)                                                  41,800 Computer Associates                         1,276
       25,600 Constellation Brands                     1,144*          163,900 Western Digital                             1,601*
       29,200 Del Monte Foods                            317*                                                         ----------
       41,900 Fresh Del Monte Produce                  1,152ss.                                                            2,877
                                                  ----------
                                                       2,613     TOTAL COMMON STOCKS
                                                                 (COST $52,657)                                           62,478
HEALTH CARE (15.8%)                                                                                                   ----------
       17,200 Anthem, Inc.                             1,743*
       34,200 Coventry Health Care                     1,697*    PRINCIPAL AMOUNT
       18,250 Davita, Inc.                               606*
       43,600 NBTY, Inc.                               1,136*ss. SHORT-TERM INVESTMENTS (19.1%)
       48,000 Omnicare, Inc.                           1,556
       44,100 Triad Hospitals                          1,618*      $10,310,700 N&B Securities Lending Quality
       17,200 Universal Health Services                                          Fund, LLC                                10,311++
                Class B                                  783         2,004,969 Neuberger Berman Institutional
       21,400 WellChoice Inc.                          1,049*                    Cash Fund Trust Class                     2,005@
                                                  ----------                                                          ----------
                                                      10,188     TOTAL SHORT-TERM INVESTMENTS
                                                                 (COST $12,316)                                           12,316#
INSURANCE (8.3%)                                                                                                      ----------

                                                                 TOTAL INVESTMENTS (116.3%)
                                                                 (COST $64,973)                                           74,794##

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------

PRINCIPAL AMOUNT                                   MARKET VALUE+
                                                 ($000's OMITTED)

Liabilities, less cash, receivables
     and other assets [(16.3%)]                      (10,491)
                                                  ----------

TOTAL NET ASSETS (100.0%)                            $64,303
                                                  ----------

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+     NUMBER OF SHARES                                  MARKET VALUE+
                                             ($000's OMITTED)                                                    ($000's OMITTED)
                                                                                                                      ----------
COMMON STOCKS (97.5%)                                                                                                     14,895

BANKING & FINANCIAL (6.1%)                                       REAL ESTATE (4.4%)
      164,700 Fifth Third Bancorp                      8,294ss.        180,800 AMB Property                                7,223
      246,850 State Street                            11,000           197,050 Equity Residential                          6,643
                                                  ----------                                                          ----------
                                                      19,294                                                             13,866

BUSINESS SERVICES (3.5%)                                         TECHNOLOGY (6.8%)
      230,850 Manpower Inc.                           11,166ss.        250,550 Dell Inc.                                  10,152*ss.
                                                                       397,751 National Instruments                       11,376
CONSUMER CYCLICALS (3.0%)                                                                                             ----------
      181,950 Target Corp.                             9,320ss.                                                          21,528

DIVERSIFIED (3.5%)                                               TECHNOLOGY - SEMICONDUCTOR (6.5%)
      194,400 Danaher Corp.                           11,057           518,000 Altera Corp.                               11,748*
                                                                       362,550 Texas Instruments                           8,767ss.
ENERGY (2.6%)                                                                                                         ----------
      136,000 BP PLC ADR                               8,344                                                              20,515

FINANCIAL SERVICES (7.2%)                                        TECHNOLOGY - SEMICONDUCTOR CAPITAL
       79,650 Ambac Financial Group                    6,478ss.    Equipment (2.8%)
      134,650 Citigroup Inc.                           6,026           508,750 Teradyne, Inc.                              8,679*
       96,300 Goldman Sachs                           10,088ss.
                                                  ----------     TELECOMMUNICATIONS (3.9%)
                                                      22,592           445,850 Vodafone Group ADR                         12,158

HEALTH PRODUCTS & SERVICES (7.7%)                                TRANSPORTATION (4.6%)
      117,950 Quest Diagnostics                       11,058ss.          249,850 Canadian National Railway                14,484ss.
      158,050 UnitedHealth Group                      13,094
                                                  ----------     UTILITIES (3.2%)
                                                      24,152         1,088,400 National Grid Transco                       9,938

INDUSTRIAL GASES (4.0%)                                          TOTAL COMMON STOCKS
      278,300 Praxair, Inc.                           12,496     (Cost $251,482)                                         306,922
                                                                                                                      ----------
INSURANCE (6.6%)
       32,600 Progressive Corp.                        2,966     PRINCIPAL AMOUNT
      128,250 RenaissanceRe Holdings                   6,457
      303,900 Willis Group Holdings                   11,503     REPURCHASE AGREEMENTS (4.2%)
                                                  ----------
                                                      20,926       $13,269,000 State Street Bank and Trust
                                                                                Co., Repurchase Agreement,
MEDIA (10.2%)                                                                   1.85%, due 12/1/04, dated
      240,700 Comcast Corp. Class A Special            7,137*ss.                11/30/04, Maturity Value
    1,382,406 Liberty Media                           14,280*ss.                $13,269,682, Collateralized by
      176,043 Liberty Media International                                       $14,015,000 U.S. Treasury
                Class A                                7,580*                   Notes, 2.63%, due 5/15/08
      357,123 UnitedGlobalCom                          2,975*                   (Collateral Value $13,668,914)
                                                  ----------                   (Cost $13,269)                            13,269#
                                                      31,972                                                          ----------

OIL & GAS (6.2%)                                                 SHORT-TERM INVESTMENTS (23.7%)
      153,769 Cimarex Energy                           6,178*
      212,600 Newfield Exploration                    13,362*          100,000 Community Capital Bank, 1.15%,
                                                  ----------                    due 12/30/04                                100
                                                      19,540           100,000 Self Help Credit Union, 2.27%,
                                                                                due 2/15/05                                 100
PHARMACEUTICAL (4.7%)
       78,750 Millipore Corp.                          3,836*
      230,150 Novartis AG ADR                         11,059


See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Socially Responsive Fund  cont'd
--------------------------------------------------------

                                                 MARKET VALUE+
PRINCIPAL AMOUNT                              ($000's OMITTED)


   74,353,800 N&B Securities Lending Quality
               Fund, LLC                              74,354++
                                                  ----------
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,554)                                        74,554#
                                                  ----------

TOTAL INVESTMENTS (125.4%)
(COST $339,305)                                      394,745##
Liabilities, less cash, receivables
  and other assets [(25.4%)]                         (80,004)
                                                  ----------
TOTAL NET ASSETS (100.0%)                           $314,741
                                                  ----------

                                              NEUBERGER BERMAN NOVEMBER 30, 2004


NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in equity securities by each Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Fund, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Funds value all other securities by a method the Board of Trustees of Neuberger Berman Equity Funds (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Funds' foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#         At cost, which approximates market value.

## At November 30, 2004, selected Fund information on a U.S. Federal income tax basis was as follows:


                                                                    Gross                     Gross
     (000'S OMITTED)                                           UNREALIZED                UNREALIZED            NET UNREALIZED
     NEUBERGER BERMAN                     COST               APPRECIATION              DEPRECIATION              APPRECIATION
     CENTURY FUND                     $ 11,799                    $ 1,795                    $ 193                    $ 1,602
     FASCIANO FUND                     384,707                    118,235                    4,325                    113,910
     FOCUS FUND                      1,051,469                    625,145                        -                    625,145
     GENESIS FUND                    5,819,199                  2,779,499                  102,895                  2,676,604
     GUARDIAN FUND                   1,488,286                    453,934                    5,190                    448,744
     INTERNATIONAL FUND                228,634                     49,102                    2,656                     46,446
     MANHATTAN FUND                    356,461                     93,110                    3,375                     89,735
     MILLENNIUM FUND                    44,079                     12,805                       67                     12,738
     PARTNERS FUND                   1,822,158                    420,103                   16,453                    403,650
     REAL ESTATE FUND                   43,780                      7,838                        -                      7,838
     REGENCY FUND                       64,973                      9,903                       82                      9,821
     SOCIALLY RESPONSIVE FUND          339,305                     56,552                    1,112                     55,440

*    Non-income producing security.

ss. All or a portion of this security is on loan. The Funds receive cash collateral equal to at least 102% of the current market value of loaned securities. The Funds invest the cash collateral in the N&B Securities Lending Quality Fund, LLC ("Quality Fund") .

++ The Quality Fund is an investment vehicle established by the Funds' custodian to invest cash the Funds receive as collateral for securities loans. The Funds' shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment company complex, the Quality Fund may be considered an affiliate of Neuberger Berman Equity Funds.

@ Neuberger Berman Institutional Cash Fund ("Institutional Cash") is also managed by Neuberger Berman Management Inc., and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Funds and because, at times, a Fund may own 5% or more of the outstanding voting securities of Institutional Cash.

^    Affiliated Issuer.


For information on the Funds' significant accounting polices, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  January 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  January 28, 2005



By: /s/ Barbara Muinos
    -------------------------
    Barbara Muinos
    Treasurer and Principal Financial
    and Accounting Officer

Date:  January 28, 2005